Supplement to the
Fidelity Advisor® Event Driven Opportunities Fund
Class A, Class T and Class C
October 26, 2016
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AEDO-SUM-17-01 1.9881461.100	March 1, 2017